INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES
Products available for sale	$ 179,905	$ 246,419
Goods in transit	7,763	18,771
Raw materials	828
Work-in-progress	86
Total	$ 188,582	$ 265,190